Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred rent	$ 17,000	$ 19,000
Accrued vacation	16,000	15,000
Tax credit/grants	82,000	82,000
Deferred compensation	16,000
Net operating loss carryforward	16,852,000	15,467,000
Accrued bonus	68,000	68,000
Stock based compensation	45,000	25,000
Accrued expenses	38,000	38,000
Property and equipment	19,000
Warrants	3,683,000	2,813,000
Other	1,000	5,000
Total deferred tax asset	20,837,000	18,532,000
Deferred tax liabilities
Property and equipment		(3,000)
Change in accounting method - accrued bonus		(20,000)
DeferredIncomeTaxLiabilities		(23,000)
Valuation allowance	(20,837,000)	(18,509,000)
Net deferred tax asset